[Janus Letterhead]

August 2, 2016

EDGAR Operations Branch

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, D.C. 20549-0505

Re:	JANUS INVESTMENT FUND (the “Registrant”)

    1933 Act File No. 002-34393

    1940 Act File No. 811-01879

Dear Sir or Madam:

On behalf of the Registrant, enclosed please find Post-Effective Amendment No. 233 and Amendment No. 216 under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), respectively, to the Registrant’s Registration Statement on Form N-1A (the “Amendment”). The Registrant is filing the Amendment pursuant to Rule 485(a)(1) under the 1933 Act. The Amendment relates only to the following series and classes:

Series	Class

Money Market Funds
Janus Government Money Market Fund	Class D Shares, Class T Shares

Janus Money Market Fund	Class D Shares, Class T Shares

The Registrant respectfully requests selective review of the Amendment. For your convenience, the Registrant has marked the individual prospectuses and statement of additional information (“SAI”) comprising the Amendment as follows:

•	All disclosure is cumulatively marked against similar disclosure in the prospectuses and SAIs dated October 28, 2015 and January 28, 2016, as applicable.

As indicated on the facing page of the Amendment and in accordance with Rule 485(a)(1) of the 1933 Act, the Amendment is scheduled to become effective on October 14, 2016.

Please call me at (303) 394-7310 with any questions regarding this filing.

Respectfully,

/s/ Mary Clarke-Pearson

Mary Clarke-Pearson Legal Counsel

Enclosures (via EDGAR and under separate cover)

cc:	Michelle Rosenberg, Esq.

    Donna Brungardt